Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Revenue
Operating expenses:
General and administrative	(24,046)	(4,000)
Total operating expenses	(24,046)	(4,000)
Loss from operations	(24,046)	(4,000)
Loss before income taxes	(24,046)	(4,000)
Income tax provision
Net loss	$ (24,046)	$ (4,000)